Earnings Per Share of Common Stock	12 Months Ended
Dec. 31, 2015
Earnings Per Share of Common Stock
Earnings Per Share of Common Stock

Note P.

Earnings Per Share of Common Stock

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2015	2014	2013
Weighted-average number of shares on which earnings
per share calculations are based
Basic	978,744,523	1,004,272,584	1,094,486,604
Add—incremental shares under stock-based
compensation plans	3,037,001	4,332,155	6,751,240
Add—incremental shares associated with contingently
issuable shares	918,744	1,395,741	1,804,313
Assuming dilution	982,700,267	1,010,000,480	1,103,042,156

Income from continuing operations	$13,364	$15,751	$16,881
Loss from discontinued operations, net of tax	(174)	(3,729)	(398)
Net income on which basic earnings per share is
calculated	$13,190	$12,022	$16,483
Income from continuing operations	$13,364	$15,751	$16,881
Net income applicable to contingently issuable shares	(1)	(3)	(1)
Income from continuing operations on which diluted
earnings per share is calculated	$13,363	$15,749	$16,880
Loss from discontinued operations, net of tax, on which
basic and diluted earnings per share is calculated	(174)	(3,729)	(398)
Net income on which diluted earnings per share is
calculated	$13,189	$12,020	$16,483

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$13.60	$15.59	$15.30
Discontinued operations	(0.18)	(3.69)	(0.36)
Total	$13.42	$11.90	$14.94
Basic
Continuing operations	$13.66	$15.68	$15.42
Discontinued operations	(0.18)	(3.71)	(0.36)
Total	$13.48	$11.97	$15.06

Weighted-average stock options to purchase 41,380 common shares in 2015, 17,420 common shares in 2014 and 8,797 common shares in 2013 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.